Financial risk management - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial risk management [Line Items]
Addition of capital conservation capital points	(2.50%)
Addtion of domestic system critical bank capital points	(1.00%)
Addition of economic response capital points	(2.50%)
Financial assets related securitization transactions neither transferred nor derecognized	₩ 11,369,662	₩ 10,950,727
Financial liabilities related securitization transactions neither transferred nor derecognized	₩ 7,144,588	₩ 6,634,887
Bottom of range [member]
Disclosure of financial risk management [Line Items]
Minimum BIS capital ratio	12.50%
Capital conservation capital points	(2.50%)
Domestic system critical bank capital points	(1.00%)
Economic resource capital points	(1.00%)
Top of range [member]
Disclosure of financial risk management [Line Items]
Economic response capital to be charged during credit expansion	2.50%
Criteria For Capital Adequacy To Be complied With [Member]
Disclosure of financial risk management [Line Items]
Equity capital ratio	8.00%
Increase in BIS capital ratio	14.00%